Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	¥ 7,815		¥ 6,662		¥ 3,545
Impairment for property, plant and equipment (in Dollars)	¥ 325,130
Furniture, office equipment, fixtures and leasehold improvements [Member]
Property, Plant and Equipment, Net [Line Items]
Loss due to termination of rental offices		$ 991	¥ 1,197		¥ 2,951